CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Income Statement [Abstract]
Sales	$ 1,201,322	$ 1,310,210
Cost of goods sold	384,257	516,034
Gross profit	817,065	794,176
Operating expenses:
Selling, general and administrative expenses	4,210,080	5,184,762
Research and development	233,939	192,499
Total operating expenses	4,444,019	5,377,261
Loss from operations	(3,626,954)	(4,583,085)
Other income (expense)
Interest income	12	13
Gain on settlement	300,000
Gain (loss) on conversion of interest	(72,765)	12,841
Other income	340	58,856
Loss on settlement	(347,420)	(492,867)
Loss on extension of warrants	(206,620)
Loss on extinguishment of debt		(596,648)
Interest expense	(718,636)	(423,090)
Total other income (expense)	(1,045,089)	(1,440,895)
Net loss	$ (4,672,043)	$ (6,023,980)
Net loss per common share - basic and diluted	$ (0.09)	$ (0.13)
Weighted average shares outstanding - basic and diluted	51,263,804	47,812,775